UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Quarter Ended: SEPTEMBER 30, 2010

Check here if Amendment [  ]; Amendment Number:

This Amendment  (Check only one.):  [  ]  is a restatement.
					  [  ]  adds new holding entries

Institutional Investment Manager Filing this Report:

Name:  	Old Dominion Capital Management, Inc.
Address:  	815 East Jefferson Street
		Charlottesville, VA  22902

13F File Number:  28-6195

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:  	James M. Childress
Title:		Managing Director
Phone:  	804-977-1550
Signature, Place, and Date of Signing:

	James M. Childress	Charlottesville, VA	SEPTEMBER 30, 2010

Report Type  (check only one.):

[X]	13F HOLDINGS REPORT

[  ]	13F NOTICE

[  ]	13F COMBINATION REPORT

List of other managers reporting for this manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITES EXCHANGE
ACT OF 1934.
FORM 13F SUMMARY PAGE

Report Summary:

Number of other included managers:             0

Form 13F Information Table entry total:       47

Form 13F Information Table value total:       $103,223



List of other included managers:


No.         13F File Number       Name

                                            FORM 13F INFORMATIONAL TABLE
                                                      VALUE     SHARES  SH/ PUT/ INVSTMT   OTHERVOTING AUTHORITY
NAME OF ISSUER             TITLE OF CLASS   CUSIP     (X$1000)  PRN AMT PRN CALL DSCRETN   MGRS SOLE   SHARED  NONE
Aberdeen  Asia-Pac Income  COM              003009107       4616  663198SH       SOLE                 0       0 663198
BHP Billiton ADR           SPONSORED ADR    05545E209        547    8555SH       SOLE                 0       0   8555
Blackrock Invt Qlty Muni   DOMESTIC FIXED IN09247D105        205   13536SH       SOLE                 0       0  13536
Canadian Nat'l Railway     COM              136375102        451    7047SH       SOLE                 0       0   7047
Casavant Intl Mng Corp     COM              125809996          0   15718SH       SOLE                 0       0  15718
Caterpillar, Inc.          COM              149123101        518    6581SH       SOLE                 0       0   6581
Church & Dwight Co Inc     COM              171340102        618    9511SH       SOLE                 0       0   9511
Cisco Systems, Inc.        COM              17275R102        540   24679SH       SOLE                 0       0  24679
Deere & Company            COM              244199105        446    6386SH       SOLE                 0       0   6386
Eaton Corporation          COM              278058102        413    5007SH       SOLE                 0       0   5007
Exxon Mobil Corporation    COM              30231G102        959   15525SH       SOLE                 0       0  15525
Ford Motor Company         COM              345370860        124   10100SH       SOLE                 0       0  10100
H.J. Heinz Company         COM              423074103        685   14464SH       SOLE                 0       0  14464
Hewlett-Packard Company    COM              428236103        782   18599SH       SOLE                 0       0  18599
Horseshoe Gold Mining      COM              44075E107          2   10000SH       SOLE                 0       0  10000
Int'l Business Machines    COM              459200101        230    1715SH       SOLE                 0       0   1715
iShares MSCI EAFE Index    MSCI EAFE IDX    464287465       7975145214.8SH       SOLE                 0       0 145215
iShares MSCI Emrg Mkt Fd   MSCI EMERG MKT   464287234       366681893.81SH       SOLE                 0       081893.8
iShares MSCI Pac Ex Japan  MSCI PAC J IDX   464286665       5107  115293SH       SOLE                 0       0 115293
iShares S&P Global Telecom S&P GBL TELCM    464287275        393    6867SH       SOLE                 0       0   6867
iShares S&P Global Timber  S&P GTFIDX ETF   464288174       2534   60980SH       SOLE                 0       0  60980
iShares Tr S&P Latin AmericS&P LTN AM 40    464287390       357870805.19SH       SOLE                 0       070805.2
J.P. Morgan Chase & Co.    COM              46625H100        59715675.45SH       SOLE                 0       015675.5
L-3 Communications Hldgs   COM              502424104        338    4673SH       SOLE                 0       0   4673
Lab Corp of America        COM              50540R409        714    9103SH       SOLE                 0       0   9103
Netflix Inc                COM              64110L106       1363    8404SH       SOLE                 0       0   8404
NIKE, Inc.                 COM              654106103        834   10404SH       SOLE                 0       0  10404
Plum Creek Timber Co       COM              729251108       246169728.34SH       SOLE                 0       069728.3
Potlatch Corporation       COM              737630103       2256   66351SH       SOLE                 0       0  66351
Powershs Emg Mkt Infrast   EMRG MKTS INFR   73937B209      10061  208385SH       SOLE                 0       0 208385
Rayonier, Inc.             COM              754907103       2586   51597SH       SOLE                 0       0  51597
Reinsurance Grp Of Amer    COM              759351109        614   12717SH       SOLE                 0       0  12717
Rovi Corporation           COM              779376102       1459   28936SH       SOLE                 0       0  28936
Schlumberger Limited       COM              806857108        65210589.62SH       SOLE                 0       010589.6
Southern Company           COM              842587107        385   10332SH       SOLE                 0       0  10332
SPDR DJ Wilshire Lrg Cap   DJWS LARGE CAP   78464A854      14908  276073SH       SOLE                 0       0 276073
SPDR DJ Wilshire Mid Cap   DJWS MIDCAP      78464A847       5787  109898SH       SOLE                 0       0 109898
SPDR DJ Wilshire Small Cap DJWS SMALL CAP   78464A813       2272   39522SH       SOLE                 0       0  39522
SPDR DJ Wilshire Total Mkt PASSIVELY MANAGED78464A805        200    2350SH       SOLE                 0       0   2350
Target Corporation         COM              87612E106        257    4800SH       SOLE                 0       0   4800
Teva Pharmaceutical ADR    SPONSORED ADR    881624209        625   11847SH       SOLE                 0       0  11847
Thermo Fisher Scientific   COM              883556102        707   14771SH       SOLE                 0       0  14771
Universal Express Inc      COM              91349P103          0   32735SH       SOLE                 0       0  32735
Vanguard Total Bond Market TOTAL BND MRKT   921937835       9102  110112SH       SOLE                 0       0 110112
Wal-Mart Stores, Inc.      COM              931142103        570   10658SH       SOLE                 0       0  10658
WisdomTree Emg Mkt Sm Cp   EMG MKTS SMCAP   97717W281       5178  102874SH       SOLE                 0       0 102874
WisdomTree Ex-Jap Equity   PAC EX-JAP ETF   97717W810       4909   86554SH       SOLE                 0       0  86554